Other Assets and Other Liabilities	12 Months Ended
Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Assets and Other Liabilities
9. Other Assets and Other Liabilities
The following table details the components of other assets:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Related party receivables	$17,795	$8,877
Allowance for related party receivables	(15,600)	(8,877)
Deferred costs of equity offering	7,778	1,310
Distribution receivables	5,891	2,010
Promissory Note receivable	5,104	4,513
Fixed assets (Note 7)	4,344	7,336
Insurance reimbursable receivable	3,211	—
Prepaid expenses	2,329	2,345
Other assets	2,051	2,369

Total Other assets, net	$32,903	$19,883

Certain prior year amounts have been reclassified to conform to current year presentation.

Related Party Receivables
Related party receivables consist of amounts owed to the Company in connection with the Shared Services Agreement with GWG Holdings discussed in Note 16. Due to the financial deterioration of GWG Holdings, including GWG Holdings’ filing for reorganization under the Chapter 11 Bankruptcy Code in April 2022, receivables prior to the bankruptcy filing were fully reserved. As of March 31, 2023 and March 31, 2022, reserves related to these receivables were $15.6 million and $8.9 million, respectively.
Promissory Note Receivable
There are amounts due under two promissory note agreements for funds advanced outside of our normal liquidity arrangements with a principal balance of $2.5 million and $0.9 million for the year ended March 31, 2023, respectively. The $2.5 million note bears interest at 9.0% per annum. The $0.9 million note bears interest at the lesser of 18% or the mid-term
federal rate (360 day year). As such, the interest rate was 5.00% per annum as of March 31, 2023 and 0.50% per annum as of March 31, 2022. Both promissory note agreements mature in April 2024 and may be prepaid at any time without penalty. Mandatory prepayments are required if certain conditions are met. Total principal and interest due for both promissory notes as of March 31, 2023 and March 31, 2022 was $5.1 million and $4.5 million, respectively.
The following table details the components of other liabilities:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Interest commitments	$13,499	$9,879
Deferred tax liability (Note 15)	—	1,072
Other	1,123	1,408

Total Other liabilities	$14,622	$12,359

Interest Commitment
The primary closing conditions of the Company’s formative transactions consisted of (i) MHT Financial entering into purchase and sale agreements with certain counterparties, which were owners of alternative asset funds to acquire their portfolios of alternative assets (collectively, the “Formative Transactions Exchange Portfolio”) in exchange for agreed upon consideration and (ii) MHT Financial’s subsequent contribution of the Formative Transactions Exchange Portfolio into the custody of certain constituent trusts (each a “Custody Trust”) of the ExAlt Plan
™
(as structured for the formative transactions, the “Formative ExAlt Plan
™
”) in exchange for Common Units of Ben and debt and equity securities of GWG Holdings of an agreed upon value issued to certain other constituent trusts of the Formative ExAlt Plan
™
of which MHT Financial was named the sole beneficiary (such trusts, the
“2017-18
Exchange Trusts”). In connection with these formative transactions and related closing conditions, the Company agreed with certain other sellers to MHT Financial to accrue interest beginning on August 10, 2018, at a rate of
1-month
London Interbank Offered Rate (“LIBOR”) plus
3.95%
for thirty percent of the value of the Ben Common Units held by these
2017-18
Exchange Trusts until such time that these
2017-18
Exchange Trusts liquidate their holdings of Ben Common Units. The Company does not have an obligation to repurchase or redeem the Ben Common Units held by the
2017-18
Exchange Trusts. Interest expense of $3.6 million, $0.5 million, $2.1 million, and $2.3 million was recognized during the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively. Accrued interest on this commitment is reflected in other liabilities. No amount of accrued interest has been paid through March 31, 2023.